Property and Equipment, Net (Details) - Schedule of Composition Property and Equipment, Net - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Cost
Total cost	$ 2,732	$ 2,262
Less - accumulated depreciation
Less - accumulated depreciation, Total	1,219	906
Property and Equipment, Net	1,513	1,356
Systems and equipment [Member]
Cost
Total cost	1,965	1,524
Less - accumulated depreciation
Less - accumulated depreciation, Total	664	443
Computers and software [Member]
Cost
Total cost	426	404
Less - accumulated depreciation
Less - accumulated depreciation, Total	375	323
Office furniture and equipment [Member]
Cost
Total cost	132	127
Less - accumulated depreciation
Less - accumulated depreciation, Total	58	48
Leasehold improvements [Member]
Cost
Total cost	209	207
Less - accumulated depreciation
Less - accumulated depreciation, Total	$ 122	$ 92